9 Other accounts receivable (Tables)	12 Months Ended
Dec. 31, 2020
Other Receivables
Schedule of other accounts receivable
9	Other accounts receivable
		As of December 31,
	Notes	2020	2019
Rental receivables – commercial galleries		6	71
Sales of real estate properties	9.1	22	101
Others accounts receivable – Éxito Group		—	61
Others		6	10
		34	243
Current		34	206
Non-current		—	37